UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07642

Name of Fund:   BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniAssets Fund, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 87.4%

Alabama — 1.8%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$3,745	$4,297,387
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,910	2,288,619
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	2,165	2,359,006

		8,945,012
Alaska — 1.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	240	240,298
5.00%, 06/01/32	1,500	1,508,700
5.00%, 06/01/46	4,290	4,314,882

		6,063,880
Arizona — 2.7%
Arizona IDA, Refunding RB, Series A(b):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	960	998,246
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	1,500	1,488,510
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 07/01/21(a)	425	479,086
Great Hearts Academies - Veritas Projects, 6.30%, 07/01/21(a)	500	562,220
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(b)	570	631,081
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	1,000	1,108,530
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	305	314,513
Basis Schools, Inc. Projects, 5.00%, 07/01/45	855	874,520
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	260	268,109
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	290	296,447
Legacy Traditional School Projects, 5.00%, 07/01/35	320	329,981
Legacy Traditional School Projects, 5.00%, 07/01/45	255	260,669
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(b)	875	880,337

Security	Par (000)	Value
Arizona (continued)
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$1,650	$1,956,900
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(b)	665	645,934
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(b)	1,765	1,836,747
University Medical Center Corp., RB, 6.50%, 07/01/19(a)	500	522,175

		13,454,005
California — 7.2%
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,650	1,647,113
California Municipal Finance Authority, RB, Urban Discovery Academy Project(b):
5.50%, 08/01/34	315	317,964
6.00%, 08/01/44	665	679,071
6.13%, 08/01/49	580	594,442
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	345	384,903
5.00%, 02/01/37	255	283,499
California School Finance Authority, RB:
Alliance for College Ready Public School - 2023 Union LLC Project, Series A, 6.40%, 07/01/48	1,570	1,748,368
Value Schools, 6.65%, 07/01/33	435	487,570
Value Schools, 6.90%, 07/01/43	975	1,067,030
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/46	725	766,296
5.25%, 12/01/56	620	664,733
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,175	2,268,916
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series B, 6.00%, 05/01/43	1,650	1,650,446
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(b)(c):
0.00%, 08/01/26	1,250	859,000

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(b)(c) (continued):
0.00%, 08/01/43	$1,500	$422,850
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	900	1,007,955
6.50%, 05/01/42	2,220	2,486,289
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	375	442,515
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	3,600	3,615,984
5.60%, 06/01/36	1,285	1,293,648
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,885	3,180,482
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
Asset-Backed, Senior, 5.13%, 06/01/47	3,125	3,136,719
Tobacco Settlement, 5.25%, 06/01/47	1,120	1,164,363
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	880	884,734
5.00%, 06/01/37	5,580	5,610,020

		36,664,910
Colorado — 1.1%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(a)	500	565,055
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	575	585,189
Colorado Health Facilities Authority, Refunding RB, Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45(b)	335	353,241
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	720	754,193

Security	Par (000)	Value
Colorado (continued)
Denver Gateway Center Metropolitan District, GO, Series A:
5.50%, 12/01/38	$500	$510,335
5.63%, 12/01/48	650	664,462
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	497,765
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,500	1,571,310

		5,501,550
Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,400	1,436,764
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	971	1,049,486
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(b)	1,835	2,028,831

		4,515,081
Delaware — 0.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,000	1,062,300
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	3,180	3,314,546

		4,376,846
Florida — 8.4%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,460	1,473,651
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	1,500	1,504,440
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A(d)(e):
1st Mortgage, 8.25%, 01/01/44	515	386,250
1st Mortgage, 8.25%, 01/01/49	1,105	828,750
5.75%, 01/01/50	655	584,529
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(b)	630	692,609

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	$915	$967,942
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/20(a)	3,500	3,791,130
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	570,925
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	690	729,820
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	879,088
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,180	3,305,356
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(b)(f)	1,550	1,609,055
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(b)	1,115	1,176,046
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,820	1,840,857
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	380	381,364
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	105	106,707
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	1,485	1,697,043
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	145	148,379
5.13%, 05/01/46	860	890,788
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	4,550	5,278,637
Midtown Miami Community Development District, Refunding, Special Assessment Bonds:
Series A, 5.00%, 05/01/37	845	888,619
Series B, 5.00%, 05/01/37	495	520,552

Security	Par (000)	Value
Florida (continued)
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	$3,845	$2,845,589
Tolomato Community Development District, Refunding, Special Assessment Bonds(g):
Convertible CAB, Series A3, 6.61%, 05/01/40	585	561,267
Convertible CAB, Series A4, 6.61%, 05/01/40	305	245,552
Series 2015-2, 6.61%, 05/01/40	805	527,492
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(d)(g)	1,305	1,039,354
Series 1, 6.65%, 05/01/40(d)(e)	50	48,378
Series 3, 6.61%, 05/01/40(d)(e)	875	9
Series 3, 6.65%, 05/01/40(d)(e)	710	7
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	430	428,409
5.50%, 05/01/49	1,105	1,100,028
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 05/01/31	1,500	1,660,155
7.00%, 05/01/41	2,460	2,788,508
5.50%, 05/01/42	1,165	1,252,876

		42,750,161
Georgia — 1.1%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	3,365	3,727,949
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2(a):
6.38%, 11/15/19	700	742,084
6.63%, 11/15/19	880	935,686

		5,405,719
Guam — 0.3%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	270	276,321
7.00%, 11/15/19(a)	1,115	1,191,310

		1,467,631
Illinois — 6.3%
Chicago Board of Education, GO, Series D:
Series H, 5.00%, 12/01/46	720	736,121
Project, Series C, 5.25%, 12/01/35	1,655	1,722,607

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO, Refunding, Series B, 4.00%, 12/01/35	$745	687,769
Chicago Board of Education, GO, Dedicated Revenues:
Series A, 5.00%, 12/01/42	1,020	1,027,028
Refunding, 5.00%, 12/01/27	900	950,076
Refunding, 5.00%, 12/01/31	1,000	1,047,010
Refunding Series F, 5.00%, 12/01/22	675	706,482
Refunding Series G, 5.00%, 12/01/44	2,150	2,201,385
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,260	1,419,302
Illinois Finance Authority, Refunding RB:
Friendship Village of Schaumburg, 7.25%, 02/15/20(a)	4,000	4,326,880
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	2,395	2,506,319
Primary Health Care Centers Program, 6.60%, 07/01/24	780	776,186
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	365	382,892
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	860	900,119
Roosevelt University Project, 6.50%, 10/01/19(a)	785	829,062
Roosevelt University Project, 6.50%, 04/01/44	1,215	1,254,597
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	5,005	749,649
5.50%, 06/15/53	2,370	2,569,672
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	6,980	1,163,077
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	180	198,137
6.00%, 06/01/21	710	791,288
State of Illinois, GO:
5.25%, 02/01/29	1,000	1,065,710
Series A, 5.00%, 01/01/33	740	760,750
Series D, 5.00%, 11/01/28	1,365	1,466,283

Security	Par (000)	Value
Illinois (continued)
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 03/01/34	$1,659	$1,662,285

		31,900,686
Indiana — 2.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	825	961,472
7.00%, 01/01/44	2,000	2,345,660
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(b)	2,315	2,374,565
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	290	312,011
6.75%, 01/15/43	525	564,102
6.88%, 01/15/52	2,450	2,637,474
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	470	500,249
5.00%, 07/01/48	1,555	1,650,757
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(b)	1,190	1,242,431

		12,588,721
Iowa — 2.5%
Iowa Finance Authority, Refunding RB:
Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,085	2,215,437
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	5	5,041
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	2,190	2,338,548
Sunrise Retirement Community Project, 5.50%, 09/01/37	1,355	1,376,179
Sunrise Retirement Community Project, 5.75%, 09/01/43	1,115	1,139,563
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 06/01/34	795	803,236

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB (continued):
Series C, 5.38%, 06/01/38	$4,900	$4,952,871

		12,830,875
Kansas — 0.0%
Kansas Development Finance Authority, RB, Viillage Shalom Project, Series A, 5.25%, 11/15/53	220	218,931

Kentucky — 0.9%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing, First Tier, Series A, 5.75%, 07/01/49	4,000	4,365,200

Louisiana — 2.0%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(b)	2,460	2,546,985
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	1,745	1,848,025
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	5,570	5,999,113

		10,394,123
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	2,955	3,183,037

Maryland — 2.5%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(b)	2,835	3,049,751
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	2,185	2,378,591
Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	3,615	3,883,125

Security	Par (000)	Value
Maryland (continued)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	$3,085	$3,213,552

		12,525,019
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Series A(a):
Foxborough Regional Charter School, 7.00%, 07/01/20	1,025	1,128,084
North Hill Communities Issue, 6.50%, 11/15/23(b)	2,020	2,456,765
Massachusetts Development Finance Agency, Refunding RB, Tufts Medical Center, Series I:
6.75%, 01/01/21(a)	895	997,594
6.75%, 01/01/36	595	658,290

		5,240,733
Michigan — 0.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,785	3,026,515
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	415	442,266
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	920	989,561

		4,458,342
Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	195	206,341
6.00%, 09/01/51	290	309,665

		516,006
Missouri — 1.0%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	685	701,961

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A (continued):
4.75%, 11/15/47	$760	$780,915
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(a)	2,315	2,574,465
Lees Summit Missouri IDA, RB, John Knox Obligated Group, 5.25%, 08/15/39	1,000	1,053,820

		5,111,161
New Jersey — 3.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,065	1,141,531
5.25%, 11/01/44	770	824,008
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	1,150	1,161,604
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,155	2,355,975
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,250	2,562,502
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	165	181,008
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	260	281,307
Team Academy Charter School Project, 6.00%, 10/01/43	1,530	1,678,119
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49(b)	500	507,780
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	2,650	2,933,258
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.25%, 06/15/41	1,140	1,230,482
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	590	660,629

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Sub-Series B, 5.00%, 06/01/46	$830	$889,196

		16,407,399
New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,970	3,192,156

New York — 7.0%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(b)	5,300	5,501,453
5.00%, 06/01/42	3,155	3,146,071
5.00%, 06/01/45	1,185	1,174,833
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	1,900	1,981,111
Series B, 5.00%, 06/01/45	2,655	2,828,159
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	970	943,442
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,310	1,393,167
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	2,890	2,865,204
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18(a)	125	126,886
6.50%, 11/15/18(a)	1,490	1,512,484
6.50%, 11/15/28	385	390,440
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,270	1,338,275
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	4,705	4,963,963
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	455	499,012

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	$1,080	$1,187,611
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(b)	1,565	1,852,741
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	1,335	1,345,680
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	1,340	1,462,061
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(b)	955	1,061,435

		35,574,028
North Carolina — 1.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Series A(a):
Deerfield Project, 6.13%, 11/01/18	4,565	4,618,821
Retirement Facilities Whitestone Project, 7.75%, 03/01/21	1,000	1,145,530
Retirement Facilities Whitestone Project, 7.75%, 03/01/21	1,420	1,626,653

		7,391,004
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.75%, 06/01/34	6,745	6,761,862
Senior Turbo Term, 5.88%, 06/01/47	5,570	5,617,902
6.00%, 06/01/42	3,040	3,039,970
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	875	938,166

		16,357,900
Oklahoma — 1.4%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	750	828,990

Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	$2,990	$3,323,953
5.25%, 08/15/43	2,690	3,034,455

		7,187,398
Oregon — 0.8%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	1,765	1,886,379
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	644,273
5.38%, 07/01/45	1,435	1,504,497

		4,035,149
Pennsylvania — 3.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,212,910
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	2,000	2,169,360
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	115	129,137
5.00%, 06/01/34	150	167,910
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(a)	5,550	5,662,720
6.38%, 01/01/39	615	624,010
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	1,800	1,823,778
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	620	619,981
5.00%, 09/01/43	1,365	1,524,091

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	$1,945	$2,212,165
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	2,710	2,857,478

		20,003,540
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	635	639,140
5.63%, 05/15/43	2,145	2,163,704
Commonwealth of Puerto Rico, GO, Refunding, Series A(d)(e):
Public Improvement, 5.50%, 07/01/39	665	270,988
8.00%, 07/01/35	1,765	706,000
Commonwealth of Puerto Rico, GO, 6.00%, 07/01/38(d)(e)	750	313,125
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	630	533,925
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	615	521,213

		5,148,095
Rhode Island — 2.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,190	754,200
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,000	1,076,530
Series A, 5.00%, 06/01/40	980	1,042,230
Series B, 4.50%, 06/01/45	5,055	5,147,001

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 06/01/50	$3,330	$3,474,522

		11,494,483
South Carolina — 1.0%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	4,775	5,167,887

Tennessee — 0.4%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	925	994,375
5.63%, 01/01/46	1,085	1,155,731

		2,150,106
Texas — 9.9%
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(c)	1,000	706,820
CAB, 0.00%, 01/01/29(c)	2,000	1,347,260
CAB, 0.00%, 01/01/30(c)	1,170	751,199
CAB, 0.00%, 01/01/33(c)	3,690	2,044,186
CAB, 0.00%, 01/01/34(c)	4,000	2,110,920
Senior Lien, 6.25%, 01/01/21(a)	2,210	2,434,624
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	2,890	3,157,325
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	910	983,837
Clifton Higher Education Finance Corp., ERB, Idea Public Schools(a):
5.50%, 08/15/21	955	1,051,789
5.75%, 08/15/21	720	798,250
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(a)	5,040	5,451,264
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	475	572,394

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$2,090	$2,211,387
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44	4,200	4,134,438
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	865	917,125
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(a)	3,080	3,460,195
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 02/15/42	810	836,155
Mission Texas Economic Development Corp., RB, Senior Lien, Natural Gasoline Project, Series B, AMT, 5.75%, 10/01/31(b)	1,325	1,368,990
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	1,210	1,344,709
6.00%, 04/01/45	1,845	2,049,334
Newark Higher Education Finance Corp., RB, Series A(b):
5.50%, 08/15/35	290	307,139
5.75%, 08/15/45	580	616,830
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.25%, 12/01/47	1,600	1,685,984
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(d)(e)	2,895	1,802,138
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	900	924,462
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,775	4,089,986

Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$3,000	$3,185,010

		50,343,750
Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,950	2,958,437

Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 05/01/33	770	814,537

Virginia — 2.3%
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(b):
5.00%, 03/01/35	495	504,143
5.00%, 03/01/45	505	510,903
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	1,485	1,602,315
6.88%, 03/01/36	1,300	1,407,640
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	2,280	2,279,932
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(b)	535	562,397
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	4,440	4,910,995

		11,778,325
Washington — 0.8%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	1,455	1,499,945
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,527,741
Washington State Housing Finance Commission, Refunding RB(b):
5.75%, 01/01/35	315	318,342

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB(b) (continued):
6.00%, 01/01/45	$850	$862,580

		4,208,608
Wisconsin — 1.4%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(b)	605	591,170
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(b)	605	604,921
Delray Beach Radiation Therapy, 6.85%, 11/01/46(b)	900	927,261
Delray Beach Radiation Therapy, 7.00%, 11/01/46(b)	570	592,686
Series A, 5.00%, 12/01/45	1,505	1,579,242
Series A, 5.15%, 12/01/50	1,170	1,231,893
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	225	234,207
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(a)	425	451,524
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(a)	855	911,900

		7,124,804

Total Municipal Bonds — 87.4% (Cost — $418,781,016)		443,815,235

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 2.3%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	11,468	11,902,107

Florida — 3.0%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Miami International, Series A (AGC)(a):
5.25%, 10/01/18	3,345	3,364,786

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Miami International, Series A (AGC)(a) (continued):
5.25%, 10/01/18	$11,655	$11,723,939

		15,088,725
Illinois — 3.0%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	7,180	7,894,841
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,498	1,538,868
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,592,092

		15,025,801
Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,268	2,325,915

New York — 13.1%
City of New York New York Housing Development Corp., RB, M/F Housing, Series D-1, Class B, 4.25%, 11/01/45	8,996	9,211,410
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	8,610	9,321,444
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	14,181	15,860,546
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	4,520	4,942,742
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,104	19,821,390

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	$6,600	$7,332,894

		66,490,426
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	2,860,927

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,710	1,730,691

Texas — 0.4%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,271	2,292,420

Washington — 1.7%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	7,966	8,583,005

Security	Par (000)	Value
Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College Wis, 4.00%, 12/01/46	$1,142	$1,154,598

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.1% (Cost — $122,090,816)		127,454,615

Total Long-Term Investments — 112.5% (Cost — $540,871,832)		571,269,850

	Shares
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(j)(k)	5,279,377	5,280,433

Total Short-Term Securities — 1.1% (Cost — $5,279,802)		5,280,433

Total Investments — 113.6% (Cost — $546,151,634)		576,550,283
Other Assets Less Liabilities — 0.9%		4,868,270
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.5)%		(73,852,068)

Net Assets Applicable to Common Shares — 100.0%		$507,566,485

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2019 to November 15, 2019 is $11,849,809.

(j)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA)

(k)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,226,571	3,052,806	5,279,377	$5,280,433	$12,262	$164	$631

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	30	09/19/18	$3,583	$(5,613)
11-Long U.S. Treasury Bond	90	09/19/18	12,867	(49,343)
5-Year U.S. Treasury Note	37	09/28/18	$4,186	6,407

				$(48,549)

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$571,269,850	$—	$571,269,850
Short-Term Securities	5,280,433	—	—	5,280,433

	$5,280,433	$571,269,850	$—	$576,550,283

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$6,407	$—	$—	$6,407
Liabilities:
Interest rate contracts	$(54,956)	$—	$—	$(54,956)

	$(48,549)	$—	$—	$(48,549)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount. As of period end, TOB Trust Certificates of $73,685,778 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniAssets Fund, Inc.

Date: September 20, 2018